Related Party Transactions - Schedule of Major Related Party and Relationship (Details)	12 Months Ended
Dec. 31, 2019
Quan Venture Fund I, L.P.
Related Party Transaction [Line Items]
Relationship with the Group	Significantly influenced by Samantha Du, founder, chairman and CEO of the Company
MEDx (Suzhou) Translational Medicine Co., Ltd. (Formerly known as Qiagen (Suzhou) translational medicine Co., Ltd)
Related Party Transaction [Line Items]
Relationship with the Group	Significant influence held by Samantha Du’s immediate family